Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 68,208	$ 70,180
Interest bearing deposits	101,573	4,191
Cash and Cash Equivalents	169,781	74,371
Securities available for sale	679,350	779,347
Securities held to maturity (fair value of $318,606 at December 31, 2023 and $335,418 at December 31, 2022)	353,988	374,818
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	16,821	17,653
Loans held for sale, carried at fair value	12,063	26,518
Loans held for sale, carried at lower of cost or fair value	0	20,367
Loans
Financing receivable, before allowance for credit loss	3,790,901	3,465,352
Allowance for credit losses	(54,658)	(52,435)
Net Loans	3,736,243	3,412,917
Other real estate and repossessed assets, net	569	455
Property and equipment, net	35,523	35,893
Bank-owned life insurance	54,341	55,204
Capitalized mortgage loan servicing rights, carried at fair value	42,243	42,489
Other intangibles	2,004	2,551
Goodwill	28,300	28,300
Accrued income and other assets	132,500	128,904
Total Assets	5,263,726	4,999,787
Deposits
Non-interest bearing	1,076,093	1,269,759
Savings and interest-bearing checking	1,905,701	1,973,308
Reciprocal	832,020	602,575
Time	524,325	321,492
Brokered time	284,740	211,935
Total Deposits	4,622,879	4,379,069
Other borrowings	50,026	86,006
Subordinated debt	39,510	39,433
Subordinated debentures	39,728	39,660
Accrued expenses and other liabilities	107,134	108,023
Total Liabilities	4,859,277	4,652,191
Commitments and contingent liabilities
Shareholders’ Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 20,835,633 shares at December 31, 2023 and 21,063,971 shares at December 31, 2022	317,483	320,991
Retained earnings	159,108	119,368
Accumulated other comprehensive loss	(72,142)	(92,763)
Total Shareholders’ Equity	404,449	347,596
Total Liabilities and Shareholders’ Equity	5,263,726	4,999,787
Commercial
Loans
Financing receivable, before allowance for credit loss	1,679,731	1,466,853
Allowance for credit losses	(16,724)	(13,817)
Mortgage
Loans
Financing receivable, before allowance for credit loss	1,485,872	1,368,409
Allowance for credit losses	(21,386)	(21,633)
Installment
Loans
Financing receivable, before allowance for credit loss	625,298	630,090
Allowance for credit losses	$ (4,126)	$ (4,290)